First Trust International Developed Capital Strength Portfolio Shareholder Fees	Dec. 31, 2025
First Trust International Developed Capital Strength Portfolio | I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%